INFORMATION ABOUT SEGMENTS, REVENUES & GEOGRAPHIC AREAS	12 Months Ended
Dec. 31, 2022
INFORMATION ABOUT SEGMENTS, REVENUES & GEOGRAPHIC AREAS
INFORMATION ABOUT SEGMENTS, REVENUES & GEOGRAPHIC AREAS

16. INFORMATION ABOUT SEGMENTS & GEOGRAPHIC AREAS

The Group has determined its operating segments based on how the chief operating decision maker (“CODM”) manages the business, allocates resources, makes operating decisions and evaluates operating performance. The Group determined the following operating and reportable segments: Search and Portal, E-commerce, Mobility and Delivery, Plus and Entertainment Services and Classifieds. The results of the Group’s remaining operating segments, including self-driving vehicles business (“Yandex SDG”), Zen (until disposal on September 12, 2022), Yandex Cloud, Yandex Education, Devices, FinTech, RouteQ and number of other experiments, that do not meet quantitative or qualitative thresholds for disclosure, as well as unallocated corporate expenses, are combined into a final category defined as Other Business Units and Initiatives which is shown separately from the reportable segments and reconciling items.

Starting 2022, the Group introduced the following changes to its reporting segments compared to those presented within the notes to the consolidated financial statements for the year ended December 31, 2021, in order to better reflect operational structure of the businesses:

●	the Group transferred Ride-hailing, Yandex Drive, FoodTech, Yandex Delivery (Logistics) and Yandex Market reportable segments to a new reportable segment called E-commerce, Mobility and Delivery. The new segment also includes results of Yandex Uslugi (“Services”), that was previously presented within Other Business Units and Initiatives category, and results of Yandex Fuel, a contactless payment service at gas stations, that were transferred from the Search and Portal segment;
●	the Group transferred our data labeling AI solution that enables clients to generate machine learning data at scale, and RouteQ, a cloud platform using traffic forecasts to optimize last mile delivery (formerly known as Yandex Routing), from the Search and Portal segment to the Other Business Units and Initiatives segment;
●	Yandex Travel, a travel aggregator service, was separated from the Search and Portal segment and moved to the Classifieds segment; and
●	the Group renamed the Media Services segment to the Plus and Entertainment Services segment, which better reflects the nature of the included businesses.

These changes have been applied retroactively to all periods presented.

Reportable segments derive revenues from the following services:

●	the Search and Portal segment includes Search, Geo, Yandex 360, Weather, News (through disposal on September 12, 2022), Alice voice assistant and a number of other services offered in Russia, Belarus and Kazakhstan;
●	the E-commerce, Mobility and Delivery segment includes the Group’s transactional online-to-offline (O2O) businesses, which consist of (i) the mobility businesses, including ride-hailing in Russia and other countries across CIS and EMEA, Yandex Drive, the car-sharing business for both B2C and B2B and Scooters; (ii) the E-commerce businesses in Russia and CIS, including Yandex Market, a multi-category e-commerce marketplace, Yandex Lavka Russia, a hyperlocal convenience store delivery service, and the grocery delivery services of Yandex Eats and Delivery Club (since the completion of the Delivery Club acquisition on September 8, 2022); and (iii) other O2O businesses, including Yandex Delivery, a last-mile logistics solution for individuals, enterprises and SMB (small and medium business); Yandex Eats and Delivery Club Food Delivery, ready-to-eat delivery services from restaurants; Lavka Israel, the hyperlocal convenience store delivery service; and Yandex Fuel, a contactless payment service at gas stations and several smaller experiments;
●	the Plus and Entertainment Services segment includes the subscription service Yandex Plus, Yandex Music, Kinopoisk, Yandex Afisha and the production center Yandex Studio; and
●	the Classifieds segment includes Auto.ru, Yandex Realty, Yandex Rent and Yandex Travel.

Operating segments of the Group may integrate products managed by other operating segments into their services, for which they pay royalties or other types of compensation. Such compensation represents intersegment transactions, which are included in revenues of the reportable segments presented below. The Group considers it to be impracticable to separately present revenues from external customers and intersegment transactions for each reportable segment as such information is not readily available and is not presented to the CODM.

The CODM evaluates segment performance and allocates resources based on revenues and segment adjusted EBITDA. Segment adjusted EBITDA is defined as net income/(loss) before income tax expense, interest income, interest expense, other income/(loss), depreciation and amortization, certain share-based compensation expense, and income/(loss) from equity method investments. In addition to these adjustments, the Group excludes, when they occur, the impacts of business combination-related effects (such as the effect of the News and Zen deconsolidation and effect of Yandex Market consolidation), compensation expenses related to contingent consideration payable in connection with business combinations, one-off expenses related to restructuring of the corporate governance, impairment of goodwill and other intangible assets and gain on restructuring of convertible debt. The CODM does not use assets and capital expenditures by segment to evaluate performance or allocate resources. Therefore, the Group does not disclose assets and capital expenditures by segment.

In the third quarter of 2022, the Group introduced changes to the calculation of the adjusted EBITDA, the operating segments’ measure of profit and loss. Such changes were applied prospectively to the presentation of segment financial results:

●	to obtain a clearer picture of segment operating performance, the Group has segregated certain corporate expenses from its operating segments’ adjusted EBITDA. These corporate expenses include administrative costs, such as finance and legal, as well as other expenses not directly attributable to the segments. Corporate expenses are presented within the Other Business Units and Initiatives category. In the past, the prevailing part of these expenses had been included in the adjusted EBITDA of the Search and Portal segment. If the segregation of corporate expenses had occurred on January 1, 2022, the profitability (adjusted EBITDA divided by revenues) of the Search and Portal segment would have been 2.8 percentage points higher for the year ended December 31, 2022; and
●	due to settlement of the RSU equity awards of the Group’s employees in cash in relation to 2022 and 2023, the relevant share-based compensation expense is included in calculation of the adjusted EBITDA (Notes 15 and 20).

The table below presents information about reported segments’ revenues and adjusted EBITDA:

	2020	2021	2022	2022
	RUB	RUB	RUB	$
Search and Portal:
Revenues	123,846	162,715	224,669	3,194.2
Adjusted EBITDA	61,095	80,735	116,877	1,661.7
E-commerce, Mobility and Delivery:
Revenues	82,796	166,459	260,787	3,707.7
Adjusted EBITDA	(1,516)	(30,167)	(19,058)	(271.0)
Plus and Entertainment:
Revenues	7,808	18,408	31,782	451.9
Adjusted EBITDA	(3,736)	(6,464)	(7,849)	(111.6)
Classifieds:
Revenues	6,301	9,217	12,287	174.7
Adjusted EBITDA	907	1,864	1,111	15.8
Other Business Units and Initiatives:
Revenues	11,264	24,432	45,248	643.3
Adjusted EBITDA	(7,687)	(14,171)	(26,806)	(381.1)
Total segment revenues:	232,015	381,231	574,773	8,171.8
Total segment adjusted EBITDA:	49,063	31,797	64,275	913.8
Eliminations:
Revenues	(13,671)	(25,060)	(53,074)	(754.7)
Adjusted EBITDA	285	346	(135)	(1.9)
Total:
Revenues from external customers	218,344	356,171	521,699	7,417.1
Adjusted EBITDA	49,348	32,143	64,140	911.9

The reconciliation between adjusted EBITDA and income/(loss) before income tax expense is as follows:

	2020	2021	2022	2022
	RUB	RUB	RUB	$
Total adjusted EBITDA	49,348	32,143	64,140	911.9
Less: depreciation and amortization	(17,687)	(24,111)	(30,874)	(438.9)
Less: certain share-based compensation expense	(15,728)	(20,829)	(17,317)	(246.2)
Less: one-off restructuring and other expenses	(262)	(9)	—	—
Less: compensation expense/(reversal of expense) related to contingent consideration	—	(471)	27	0.4
Add: gain on restructuring of convertible debt	—	—	9,305	132.3
Add: effect of the News and Zen deconsolidation	—	—	38,051	541.0
Add: interest income	3,869	4,615	4,723	67.1
Less: interest expense	(2,373)	(3,711)	(3,396)	(48.3)
Less: loss/(income) from equity method investments	(2,175)	6,367	(929)	(13.2)
Add: other income/(loss), net	2,321	(1,217)	9,359	133.1
Less: impairment of goodwill and other intangible assets	—	—	(2,740)	(39.0)
Add: effect of Yandex Market consolidation	19,230	—	—	—
Income/(loss) before income tax expense	36,543	(7,223)	70,349	1,000.2

Revenues disaggregated by geography, based on the billing address of the customer, consisted of the following:

	2020	2021	2022	2022
	RUB	RUB	RUB	$
Revenues:
Russia	204,205	334,406	495,142	7,039.5
Rest of the world	14,139	21,765	26,557	377.6
Total revenues	218,344	356,171	521,699	7,417.1

The following table sets forth long-lived assets other than financial instruments and deferred tax assets by geographic area:

	2020	2021	2022	2022
	RUB	RUB	RUB	$
Long-lived assets:
Russia	208,514	279,934	339,570	4,827.7
Rest of the world	9,999	11,907	13,971	198.6
Total long-lived assets	218,513	291,841	353,541	5,026.3